Fair Value of Pension Benefit Plan Assets (Detail) (Pension Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	$ 2,411		$ 2,392		$ 2,479
Fair Value of Plan Assets Excluding Receivables	2,461	[1]	2,437	[1]
Cash and Cash Equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	85		82
U.S. Large Cap
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	463		492
U.S. Small-Mid Cap
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	271		242
Canadian Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	108		103
International Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	186		179
Emerging Markets Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	101		105
Equity Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	4		0
Corporate Bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	136		466
Government Bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	547		225
Asset Backed Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	9		19
Mortgage Backed Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	1		8
Fixed Income Derivative
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	19		0
Common And Preferred Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	244		231
Commodities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	66		76
Hedge Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	92		99
Private Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	92		75
Mutual Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	36		34
Real Estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	1		1
Fair Value, Inputs, Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets Excluding Receivables	1,250	[1]	1,237	[1]
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	85		82
Fair Value, Inputs, Level 1 | U.S. Large Cap
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	463		492
Fair Value, Inputs, Level 1 | U.S. Small-Mid Cap
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	271		242
Fair Value, Inputs, Level 1 | Canadian Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	108		103
Fair Value, Inputs, Level 1 | International Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	186		179
Fair Value, Inputs, Level 1 | Emerging Markets Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	101		105
Fair Value, Inputs, Level 1 | Equity Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Corporate Bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Government Bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Asset Backed Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Mortgage Backed Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Fixed Income Derivative
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Common And Preferred Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Commodities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Hedge Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Private Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 1 | Mutual Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	36		34
Fair Value, Inputs, Level 1 | Real Estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets Excluding Receivables	1,003	[1]	1,025	[1]
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | U.S. Large Cap
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | U.S. Small-Mid Cap
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Canadian Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | International Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Emerging Markets Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Equity Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	136		466
Fair Value, Inputs, Level 2 | Government Bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	547		225
Fair Value, Inputs, Level 2 | Asset Backed Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	9		19
Fair Value, Inputs, Level 2 | Mortgage Backed Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	1		8
Fair Value, Inputs, Level 2 | Fixed Income Derivative
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Common And Preferred Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	244		231
Fair Value, Inputs, Level 2 | Commodities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	66		76
Fair Value, Inputs, Level 2 | Hedge Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Private Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Mutual Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 | Real Estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets Excluding Receivables	208	[1]	175	[1]
Fair Value, Inputs, Level 3 | Cash and Cash Equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | U.S. Large Cap
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | U.S. Small-Mid Cap
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Canadian Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | International Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Emerging Markets Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Equity Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	4		0		0
Fair Value, Inputs, Level 3 | Corporate Bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Government Bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Asset Backed Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Mortgage Backed Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Fixed Income Derivative
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	19		0		0
Fair Value, Inputs, Level 3 | Common And Preferred Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Commodities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Hedge Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	92		99		102
Fair Value, Inputs, Level 3 | Private Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	92		75		57
Fair Value, Inputs, Level 3 | Mutual Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 | Real Estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Plan Assets	$ 1		$ 1		$ 1

[1]	For both October 31, 2012 and 2011, the totals exclude $8 million of receivables, which are included in the change in plan assets table. In addition, the table above includes the fair value of Canadian pension assets translated at the exchange rates as of October 31, 2012 and 2011, respectively, while the change in plan asset table includes the fair value of Canadian pension assets translated at historical foreign currency rates.